Indebtedness, net (Details)								3 Months Ended		12 Months Ended
	Jan. 09, 2020 USD ($) extension	Dec. 27, 2019 USD ($)	Jun. 07, 2019 USD ($)	Mar. 05, 2019 USD ($)	Jun. 13, 2018 USD ($)	Apr. 09, 2018 USD ($) hotel	Jan. 17, 2018 USD ($) hotel extension	Mar. 31, 2020 USD ($) room hotel	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) hotel extension	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 26, 2019 USD ($)	Jan. 22, 2019 USD ($) extension	Nov. 08, 2018 USD ($) extension	Jul. 03, 2018 USD ($)	Jun. 29, 2018 USD ($)
Debt Instrument [Line Items]
LIBOR interest rate forward curve								0.993%		1.76%
London Interbank Offered Rate (LIBOR) Rate										1.763%	2.503%
Long-term debt, gross										$ 4,124,003,000
Indebtedness, net								$ 4,103,658,000		4,106,518,000	$ 3,927,266,000
Interest expense and amortization of premium and loan costs								56,000	$ 65,000	232,000	277,000	$ 1,953,000
Mortgages
Debt Instrument [Line Items]
Extinguishment of debt	$ 43,800,000	$ 16,000,000.0	$ 5,200,000	$ 178,100,000	$ 1,068,000,000.000	$ 971,700,000	$ 376,800,000
Mortgages | Disposal Group, Disposed of by Sale, Not Discontinued Operations | New Orleans, LA Le Pavillon
Debt Instrument [Line Items]
Extinguishment of debt	6,800,000
Mortgages
Debt Instrument [Line Items]
Long-term debt, gross								4,115,717,000		4,124,003,000	3,966,237,000
Premiums, net								598,000		655,000	1,293,000
Deferred loan costs, net								(12,657,000)		(18,140,000)	(40,264,000)
Indebtedness, net								$ 4,103,658,000		$ 4,106,518,000	3,927,266,000
Principal amount	$ 37,000,000.0
Number of extension options | extension	2
Mortgages | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.40%
Mortgages | Mortgage loan 1
Debt Instrument [Line Items]
Collateral | hotel										1
Interest Rate										4.00%
Long-term debt, gross										$ 0	5,232,000
Initial term of loan										5 years
Mortgages | Mortgage loan 2
Debt Instrument [Line Items]
Collateral | hotel						22				1
Long-term debt, gross										$ 0	7,778,000
Mortgages | Mortgage loan 2 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										4.95%
Mortgages | Mortgage loan 3
Debt Instrument [Line Items]
Collateral								8		8
Long-term debt, gross								$ 395,000,000		$ 395,000,000	395,000,000
Principal amount							$ 395,000,000.0
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 3 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.92%		2.92%
Mortgages | Mortgage loan 4
Debt Instrument [Line Items]
Collateral								19		19
Long-term debt, gross								$ 907,030,000		$ 907,030,000	962,575,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 4 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.20%		3.20%
Mortgages | Mortgage loan 5
Debt Instrument [Line Items]
Collateral | hotel										1
Long-term debt, gross										$ 0	16,100,000
Principal amount						$ 985,000,000.0
Initial term of loan										3 years
Number of extension options | extension										2
Term of mortgage loan extension option										1 year
Mortgages | Mortgage loan 5 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.20%				2.90%
Mortgages | Mortgage loan 6
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 0		$ 43,750,000	43,750,000
Initial term of loan								3 years
Number of extension options								2		3
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 6 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								5.10%		5.10%
Mortgages | Mortgage loan 7
Debt Instrument [Line Items]
Collateral								7		7
Long-term debt, gross								$ 180,720,000		$ 180,720,000	180,720,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 7 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.65%		3.65%
Mortgages | Mortgage loan 8
Debt Instrument [Line Items]
Collateral								7		7
Long-term debt, gross								$ 174,400,000		$ 174,400,000	174,400,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 8 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.39%		3.39%
Mortgages | Mortgage loan 9
Debt Instrument [Line Items]
Collateral								5		5
Long-term debt, gross								$ 221,040,000		$ 221,040,000	221,040,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 9 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.73%		3.73%
Mortgages | Mortgage loan 10
Debt Instrument [Line Items]
Collateral								5		5
Long-term debt, gross								$ 262,640,000		$ 262,640,000	262,640,000
Principal amount					180,720,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 10 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								4.02%		4.02%
Mortgages | Mortgage loan 11
Debt Instrument [Line Items]
Collateral								5		5
Long-term debt, gross								$ 160,000,000		$ 160,000,000	160,000,000
Principal amount					174,400,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 11 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.73%		2.73%
Mortgages | Mortgage loan 12
Debt Instrument [Line Items]
Collateral								5		5
Long-term debt, gross								$ 215,120,000		$ 215,120,000	215,120,000
Principal amount					221,040,000											$ 56,300,000
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 12 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.68%		3.68%
Mortgages | Mortgage loan 13
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 35,200,000		$ 35,200,000	35,200,000
Principal amount					262,640,000
Number of extension options								3		3
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 13 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								4.40%		4.40%
Mortgages | Mortgage loan 14
Debt Instrument [Line Items]
Collateral								8		8
Long-term debt, gross								$ 144,000,000		$ 144,000,000	$ 144,000,000
Number of extension options								3		3
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 14 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								4.43%		4.33%	4.15%
Mortgages | Mortgage loan 15
Debt Instrument [Line Items]
Collateral								1		1
Interest Rate								6.26%		6.26%
Long-term debt, gross								$ 91,046,000		$ 91,542,000	$ 93,433,000
Principal amount					$ 215,120,000
Mortgages | Mortgage loan 15 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										3.68%	4.09%
Mortgages | Mortgage loan 16
Debt Instrument [Line Items]
Collateral							8	1		1
Long-term debt, gross								$ 25,000,000		$ 25,000,000	$ 25,000,000
Number of extension options							5	3		3
Term of mortgage loan extension option							1 year	1 year		1 year
Mortgages | Mortgage loan 16 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.55%		2.55%
Mortgages | Mortgage loan 17
Debt Instrument [Line Items]
Collateral								17		17
Long-term debt, gross								$ 419,000,000		$ 419,000,000	427,000,000				$ 25,000,000.0
Number of extension options								5		5					3
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 17 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.00%		3.00%
Mortgages | Mortgage loan 18
Debt Instrument [Line Items]
Collateral								2		2
Long-term debt, gross								$ 240,000,000		$ 240,000,000	0
Principal amount										$ 240,000,000.0
Initial term of loan										2 years
Number of extension options								5		5
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 18 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.75%		2.75%
Mortgages | Mortgage loan 19
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 145,000,000		$ 145,000,000	0
Principal amount														$ 145,000,000.0
Number of extension options								2		2				2
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 19 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.90%		3.90%
Mortgages | Mortgage loan 20
Debt Instrument [Line Items]
Collateral | hotel										2
Long-term debt, gross										$ 0	178,099,000
Initial term of loan										2 years
Number of extension options | extension										5
Term of mortgage loan extension option										1 year
Mortgages | Mortgage loan 20 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										3.00%
Mortgages | Mortgage loan 21
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 97,000,000		$ 97,000,000	97,000,000
Mortgages | Mortgage loan 21 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.00%		2.00%
Mortgages | Mortgage loan 22
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 16,100,000		$ 16,100,000	0
Principal amount										$ 16,100,000
Initial term of loan										3 years
Number of extension options								2		2
Term of mortgage loan extension option								1 year		1 year
Mortgages | Mortgage loan 22 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.25%		2.25%
Mortgages | Mortgage loan 23
Debt Instrument [Line Items]
Collateral								1		1
Interest Rate								5.46%		5.46%
Long-term debt, gross								$ 51,582,000		$ 51,843,000	52,843,000
Principal amount																	$ 73,500,000
Mortgages | Mortgage loan 23 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										2.45%
Mortgages | Mortgage loan 24
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 73,450,000		$ 73,450,000	73,450,000
Mortgages | Mortgage loan 24 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.45%		2.45%
Mortgages | Mortgage loan 25
Debt Instrument [Line Items]
Collateral								1		1
Interest Rate								5.49%		5.49%
Long-term debt, gross								$ 6,727,000		$ 6,759,000	6,883,000
Mortgages | Mortgage loan 26
Debt Instrument [Line Items]
Collateral | hotel								1		1
Interest Rate								5.49%		5.49%
Long-term debt, gross								$ 9,818,000		$ 9,865,000	10,045,000
Mortgages | Mortgage loan 26 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										2.55%
Mortgages | Mortgage loan 27
Debt Instrument [Line Items]
Collateral								1		1
Interest Rate								4.99%		4.99%
Long-term debt, gross								$ 6,260,000		$ 6,292,000	6,414,000
Mortgages | Mortgage loan 27 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate										2.25%
Mortgages | Mortgage loan 28
Debt Instrument [Line Items]
Collateral								1		1
Long-term debt, gross								$ 8,881,000		$ 8,881,000	0
Principal amount										$ 8,900,000
Initial term of loan										5 years
Mortgages | Mortgage loan 28 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.00%		2.00%
Mortgages | Mortgage loan 29
Debt Instrument [Line Items]
Collateral								3		3
Interest Rate								5.20%		5.20%
Long-term debt, gross								$ 64,022,000		$ 64,207,000	65,242,000
Mortgages | Mortgage loan 30
Debt Instrument [Line Items]
Collateral								2		2
Interest Rate								4.85%		4.85%
Long-term debt, gross								$ 11,809,000		$ 11,845,000	12,048,000
Mortgages | Mortgage loan 31
Debt Instrument [Line Items]
Collateral								3		3
Interest Rate								4.90%		4.90%
Long-term debt, gross								$ 23,611,000		$ 23,683,000	24,086,000
Mortgages | Mortgage Loan 32
Debt Instrument [Line Items]
Collateral								2		2
Interest Rate								4.45%		4.45%
Long-term debt, gross								$ 19,369,000		$ 19,438,000	19,835,000
Mortgages | Mortgage Loan 33
Debt Instrument [Line Items]
Collateral								3		3
Interest Rate								4.45%		4.45%			4.66%
Long-term debt, gross								$ 50,098,000		$ 50,279,000	51,304,000		$ 24,900,000
Principal amount													$ 25,300,000
Mortgages | Mortgage Loan 34
Debt Instrument [Line Items]
Collateral								1		1
Interest Rate								4.66%		4.66%
Long-term debt, gross								$ 24,794,000		$ 24,919,000	$ 0
Mortgages | Mortgage Loan 36
Debt Instrument [Line Items]
Collateral | room								1
Long-term debt, gross								$ 37,000,000		$ 0
Initial term of loan								3 years
Number of extension options | room								2
Term of mortgage loan extension option								1 year
Mortgages | Mortgage Loan 36 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.40%